MASSMUTUAL SELECT FUNDS

Supplement dated May 17, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information found on page 33 for Steve Schroll, CFA, Paul Stocking, CFA, and Joseph Huber under the heading Portfolio Managers in the section titled Management for the Large Cap Value Fund:

Dean A. Ramos, CFA is a Portfolio Manager at Columbia Management. He has managed the Fund since April 2013.

Effective June 1, 2013, the following information replaces similar information for the S&P 500® Index Fund found on page 34 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class I		Class S		Class Y		Class L		Class A		Class N
Management Fees	.10%		.10%		.10%		.10%		.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		None		.25%		.50%
Other Expenses	.08%		.16%		.37%		.40%		.45%	(1)	.45%	(1)	.50%	(1)
Total Annual Fund Operating Expenses	.18%		.26%		.47%		.50%		.55%		.80%		1.10%
Fee Waiver and Expense Reimbursement	(.10%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(2)	.08%		.21%		.42%		.45%		.50%		.65%		.95%

(1)	Other Expenses for Classes L, A, and N have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to (i) waive .05% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 31, 2014, to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .08%, .65%, and .95% for Classes Z, A, and N, respectively. The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Effective June 1, 2013, the following information replaces similar information for the Blue Chip Growth Fund found on page 46 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A		Class N
Management Fees	.64%	.64%	.64%	.64%		.64%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses(1)	.12%	.18%	.34%	.34%		.37%
Total Annual Fund Operating Expenses	.76%	.82%	.98%	1.23%		1.51%
Expense Reimbursement	None	None	None	(.04%	)	None
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.76%	.82%	.98%	1.19%		1.51%

(1)	Other Expenses have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .76%, .82%, .98%, 1.19%, and 1.51% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Effective June 1, 2013, the following information replaces similar information for the Mid-Cap Value Fund found on page 54 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.70%		.70%		.70%		.70%		.70%		.70%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.13%		.15%	(1)	.25%	(1)	.40%	(1)	.40%	(1)	.45%	(1)
Total Annual Fund Operating Expenses	.83%		.85%		.95%		1.10%		1.35%		1.65%
Fee Waiver and Expense Reimbursement	(.08%	)	None		None		None		None		None
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(2)	.75%		.85%		.95%		1.10%		1.35%		1.65%

(1)	Other Expenses for Classes S, Y, L, A, and N have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to (i) waive .08% of the administrative and shareholder services fee for Class Z of the Fund through May 31, 2014 and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .85%, .95%, 1.10%, 1.35%, and 1.65% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces the information found on page 84 for B. Randall Watts, Jr., CFA and P. Hans von der Luft under the heading Portfolio Managers in the section titled Management for the Small Company Growth Fund:

Todd W. Wakefield, CFA is a Managing Director and Lead Portfolio Manager at The Boston Company. He has managed the Fund since April 2013.

Robert C. Zeuthen, CFA is a Director and Portfolio Manager at The Boston Company. He has managed the Fund since April 2013.

The information for B. Randall Watts, Jr., CFA and P. Hans von der Luft is hereby deleted.

Effective June 1, 2013, the information for the S&P 500 Index Fund and Mid-Cap Value Fund found on page 101 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies is hereby deleted.

The following information supplements the information for Steve Schroll, CFA and Paul Stocking, CFA of Columbia Management Investment Advisers, LLC (“Columbia Management”) found on page 116 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Dean A. Ramos, CFA

is a portfolio manager of a portion of the Large Cap Value Fund. Mr. Ramos joined Columbia Management in 2000 as an investment professional. Mr. Ramos began his investment career in 1992.

The following information replaces the information for B. Randall Watts, Jr., CFA and P. Hans von der Luft of The Boston Company Asset Management, LLC (“The Boston Company”) found on pages 123-124 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Todd W. Wakefield, CFA

is a portfolio manager for a portion of the Small Company Growth Fund. Mr. Wakefield is a Managing Director of The Boston Company and the Lead Portfolio Manager on The Boston Company’s U.S. Small, Small Mid and Mid Cap Growth Investment Team. He also conducts research covering the consumer, energy, and materials sectors. Prior to joining The Boston Company, Mr. Wakefield served as a Portfolio Manager and Analyst at Fleet Investment Advisors (“Fleet”). Prior to that, he was an Operations Supervisor at Fleet.

Robert C. Zeuthen, CFA

is a portfolio manager for a portion of the Small Company Growth Fund. Mr. Zeuthen is a Director of The Boston Company and a Portfolio Manager on The Boston Company’s U.S. Small, Small Mid and Mid Cap Growth Investment Team. He also provides research coverage of the information technology and telecommunications services sectors. Prior to joining The Boston Company, Mr. Zeuthen worked at Bricoleur Capital, leading technology investing across all market caps for its long/short hedge fund. Prior to that, he began his career at Prudential and its subsidiary Jennison Associates, starting as a Credit Analyst. He then helped launch a U.S. small cap fund and served as an Analyst and Portfolio Manager for Global Small Cap Equities. Mr. Zeuthen also served as a Senior Equity Analyst for Prudential’s U.S. Emerging Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-02

MASSMUTUAL SELECT FUNDS

MM S&P 500® Index Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information found under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class I		Class S		Class Y		Class L		Class A		Class N
Management Fees	.10%		.10%		.10%		.10%		.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		None		.25%		.50%
Other Expenses	.08%		.16%		.37%		.40%		.45%	(1)	.45%	(1)	.50%	(1)
Total Annual Fund Operating Expenses	.18%		.26%		.47%		.50%		.55%		.80%		1.10%
Fee Waiver and Expense Reimbursement	(.10%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(2)	.08%		.21%		.42%		.45%		.50%		.65%		.95%

(1)	Other Expenses for Classes L, A, and N have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to (i) waive .05% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 31, 2014, to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .08%, .65%, and .95% for Classes Z, A, and N, respectively. The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Blue Chip Growth Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information found under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A		Class N
Management Fees	.64%	.64%	.64%	.64%		.64%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses(1)	.12%	.18%	.34%	.34%		.37%
Total Annual Fund Operating Expenses	.76%	.82%	.98%	1.23%		1.51%
Expense Reimbursement	None	None	None	(.04%	)	None
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.76%	.82%	.98%	1.19%		1.51%

(1)	Other Expenses have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .76%, .82%, .98%, 1.19%, and 1.51% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information found under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.70%		.70%		.70%		.70%		.70%		.70%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.13%		.15%	(1)	.25%	(1)	.40%	(1)	.40%	(1)	.45%	(1)
Total Annual Fund Operating Expenses	.83%		.85%		.95%		1.10%		1.35%		1.65%
Fee Waiver and Expense Reimbursement	(.08%	)	None		None		None		None		None
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(2)	.75%		.85%		.95%		1.10%		1.35%		1.65%

(1)	Other Expenses for Classes S, Y, L, A, and N have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to (i) waive .08% of the administrative and shareholder services fee for Class Z of the Fund through May 31, 2014 and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .85%, .95%, 1.10%, 1.35%, and 1.65% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01